LEASES OF RENTAL PROPERTIES (Tables)	12 Months Ended
Mar. 31, 2013
Leases, Operating [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

The following leases for rental properties were operative during the year ended March 31, 2013:

135 Ludlow Ave (see note 10)
Effective Date	July 1, 2010

Termination Date	December 31, 2015

Lease term	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2012 Fiscal Year	$90,338
Rent expense for the 2013 Fiscal Year	$90,338

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
Fiscal year ended March 31, 2018	90,894
$435,972

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

Schedule of Rent Expense [Table Text Block]

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue
	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012
Rent Expense	$90,338	$90,338

Actual lease payments	81,228	79,248

Increase in deferred rent liability	9,110	11,090

Balance of deferred rent liability	68,263	59,154